Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment
Schedule of estimated useful lives reconciliation of carrying amount

	Freehold land	Plant and	Right-of-use	Mine
US$ thousand	and buildings	equipment	assets	development	Total
Cost
Balance at 1 January 2023	—	—	—	—	—
Acquired through business combination	1,128	306,381	398	946,766	1,254,673
Additions	—	564	15,733	1,698	17,995
Disposals	—	(16,564)	—	—	(16,564)
Balance at 30 June 2023	1,128	290,381	16,131	948,464	1,256,104

Accumulated depreciation
Balance at 1 January 2023	—	—	—	—	—
Depreciation for the period	16	1,146	131	1,908	3,201
Balance at 30 June 2023	16	1,146	131	1,908	3,201

Carrying amounts
At 1 January 2022	—	—	—	—	—
At 31 December 2022	—	—	—	—	—
At 30 June 2023	1,112	289,235	16,000	946,556	1,252,903